Document and Entity Information - USD ($)	12 Months Ended
	Aug. 26, 2017	Nov. 06, 2017	Feb. 25, 2017
Document And Entity Information [Abstract]
Entity Registrant Name	Simply Good Foods Co.
Entity Central Index Key	0001702744
Current Fiscal Year End Date	--08-26
Entity Filer Category	Non-accelerated Filer
Document Type	10-K
Document Period End Date	Aug. 26, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Common Stock, Shares Outstanding		70,582,573
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 0